      As filed with the Securities and Exchange Commission on October 26, 2004

                                                   Registration No. 333-

                                                   Registration No. 811-21609

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-2

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. [_]
                        Post-Effective Amendment No. [_]
                                     and/or
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [X]

                               AMENDMENT NO. 6 [X]

                 Salomon Brothers Variable Rate Strategic Fund Inc.

               (Exact Name of Registrant as Specified In Charter)
                                125 Broad Street
                            New York, New York 10004
                    (Address of Principal Executive Offices)
                                 (800) 777-0102
              (Registrant's Telephone Number, including Area Code)
                                Robert I. Frenkel

                                ----------------

                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and Address of Agent for Service)
                                    Copy to:

                                ----------------

      Sarah E. Cogan, Esq.                         Thomas Decapo, Esq.
 Simpson Thacher & Bartlett LLP         Skadden, Arps, Slate, Meagher & Flom LLP
      425 Lexington Avenue                    1 Beacon Street, 31st Floor
    New York, New York 10017                        Boston, MA 02109

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

                                ----------------

     If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

     It is proposed that this filing will become effective (check appropriate box)

     [_]  when declared effective pursuant to section 8(c).

     [X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-117951.

                                 ---------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


==========================================================================================================================
                                                               Proposed Maximum    Proposed Maximum
                                        Amount Being          Offering Price per  Aggregate Offering        Amount of
Title of Securities Being Registered     Registered                  Unit              Price(1)         Registration Fee
--------------------------------------------------------------------------------------------------------------------------
Common Stock, $.001 par value          400,000 shares (2)        $20.00            $8,000,000            $1,013.60
==========================================================================================================================


(1) Estimated solely for the purpose of calculating the amount of the registration fee.

(2) All of which may be purchased pursuant to an over-allotment option of 1,000,000 Shares granted by the Registrant to the Underwriters.

                                 --------------

================================================================================

                EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This registration statement is being filed with respect to the registration of additional shares of Common Stock, par value $0.001 per share, of Salomon Brothers Variable Rate Strategic Fund Inc., a company organized under the laws of the State of Maryland, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-117951 and 811-21609) are incorporated in this registration statement by reference.

Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (1)  Financial Statements (1)

       (2)   (a)        --    Articles of Incorporation(1)
             (b)        --    By-Laws(1)
             (c)        --    Not Applicable
             (d)        --    Specimen Stock Certificate; Articles V and
                              VIII of Registrant's Articles of Incorporation
                              are incorporated herein by reference. (1)
             (e)        --    Form of Dividend Reinvestment Plan(1)
             (f)        --    Not Applicable
             (g)   (1)  --    Form of Investment Management Agreement(1)
             (g)   (2)  --    Form of Subadvisory Consulting Agreement (1)
             (h)   (1)  --    Form of Underwriting Agreement(1)
                   (2)  --    Form of Master Agreement Among Underwriters(1)
                   (3)  --    Form of Master Selected Dealer Agreement(1)
             (i)        --    Not Applicable
             (j)   (1)  --    Master Custodian Agreement(1)
                   (2)  --    Form of Additional Fund Letter(1)
             (k)        --    Form of Transfer Agency and Services Agreement(1)
             (l)   (1)  --    Opinion and Consent of Simpson Thacher & Bartlett
                              LLP(2)
                   (2)  --    Opinion and Consent of Piper Rudnick LLP(2)
             (m)        --    Not Applicable
             (n)        --    Consent of Independent Registered Public
                              Accounting Firm(2)
             (o)        --    Not Applicable
             (p)        --    Form of Subscription Agreement(1)
             (q)        --    Not Applicable
             (r)        --    Personal Investment Policy for the Fund and
                              Investment Manager(1)
             (s)        --    Powers of Attorney(1)


----------

(1) Previously filed on the Form N-2 Registration Statement, File No.
    333-117951.
(2) Filed herewith.


Item 25.   Marketing Arrangements

               See Exhibit 2(h)(1) to this Registration Statement.

Item 26.   Other Expenses of Issuance and Distribution

               The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration
Statement:

SEC Registration fees .................................  $ 22,552.60
New York Stock Exchange listing fee ...................    20,000.00
Printing and engraving expenses .......................   260,000.00
Auditing fees and expenses ............................    20,000.00
Legal fees and expenses ...............................   310,000.00
NASD Fees .............................................    18,300.00
Miscellaneous .........................................    51,147.40
                                                         -----------
       Total ..........................................  $702,000.00

Item 27.   Persons Controlled by or Under Common Control with Registrant
           None.

Item 28.   Number of Holders of Securities

Title of Class                                                       Number of
                                                                  Record Holders
Common Stock, par value $.001 per share ...............                 1

Item 29.   Indemnification

               Under the Registrant's Articles and By-Laws, the directors and officers of the Registrant will be indemnified to the fullest extent allowed and in the manner provided by Maryland law and applicable provisions of the Investment Company Act of 1940, as amended, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided however to any officer or director against any liability to the Registrants or its security-holders to which he or she would otherwise be subject by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

               Insofar as indemnification for liabilities under the Securities Act of 1933 may be permitted to the directors and officers, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against pubic policy as expressed in such Act and is therefore unenforceable. If a claim for indemnification against such liabilities under the Securities Act of 1933 (other than for expenses incurred in a successful defense) is asserted against the Registrant by the directors or officers in connection with the shares, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

               Section 6 of the Form of Investment Management Agreement filed as Exhibit (g)(1) to this Registration Statement provides that the Registrant shall indemnify the Investment Manager and affiliates of the Investment Manager to whom the Investment Manager has delegated the exercise of its powers, discretion or duties in connection with the Investment Manager's powers, discretion and duties under the Investment Management Agreement.

               Section 8 of the Form of Underwriting Agreement filed as Exhibit
(h)(1) to this Registration Statement provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify the others, their trustees, directors, certain of their officers, directors and persons who control them against certain liabilities in connection with the offering described herein, including the liabilities under the federal securities laws

Item 30.   Business and Other Connections of Adviser

               For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Salomon Brothers Asset Management Inc ("SBAM"), reference is made to SBAM's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 31.   Location of Accounts and Records

               The accounts and records of the Registrant are maintained at the office of SBAM at 399 Park Avenue, New York, New York 10022.

Item 32.   Management Services

               Not applicable.

Item 33.   Undertakings

               (1) Registrant undertakes to suspend the offering of shares until the prospectus is amended, if subsequent to the effective date of this registration statement, its net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement or its net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

               (2) Not applicable.

               (3) Not applicable.

               (4) Not applicable.

               (5) Registrant undertakes that, for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) will be deemed to be a part of the Registration Statement as of the time it was declared effective.

               Registrant undertakes that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time will be deemed to be the initial bona fide offering thereof.

               (6) Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 26/th/ day of October, 2004.

                              SALOMON BROTHERS VARIABLE RATE STRATEGIC FUND INC.


                              By:    /s/ R. Jay Gerken
                                  ---------------------------------------
                                     Chairman and Chief Executive Officer


                              By:    /s/ Frances Guggino
                                  ---------------------------------------
                                     Treasurer


          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity and on the date indicated.

    Signature                                Title                  Date

 /s/ R. Jay Gerken                         Director             October 26, 2004
------------------------------------

*/s/ Daniel P. Cronin                      Director             October 26, 2004
------------------------------------

*/s/ Leslie H. Gelb                        Director             October 26, 2004
------------------------------------

*/s/ Dr. Riordan Roett                     Director             October 26, 2004
------------------------------------

*/s/ Jeswald W. Salacuse                   Director             October 26, 2004
------------------------------------

*/s/ William R. Hutchinson                 Director             October 26, 2004
---------------------------

*/s/ Carol L. Colman                       Director             October 26, 2004
---------------------------




*By: R. Jay Gerken
   --------------------
    R. Jay Gerken
    Attorney-in-Fact

    October 26, 2004

                                  EXHIBIT INDEX

Exhibit No.    Description of Exhibit

l (1)          Consent of Simpson Thacher & Bartlett LLP

l (2)          Consent of Piper Rudnick LLP

n              Consent of Independent Registered Public Accounting Firm